GREENWICH STREET SERIES FUND

on behalf of the

Salomon Brothers Variable Aggressive Growth Fund

SUPPLEMENT DATED JULY 23, 2004

TO THE PROSPECTUS, AS AMENDED, DATED APRIL 30, 2004

AND TO THE STATEMENT OF ADDITIONAL INFORMATION, AS AMENDED,

DATED APRIL 30, 2004

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus and the Statement of Additional Information:

The Board of Trustees of the Greenwich Street Series Fund (the “Trust”) has approved an amendment to the Advisory Agreement between the Trust, on behalf of Salomon Brothers Variable Aggressive Growth Fund (the “Portfolio”), a series of the Trust, and Salomon Brothers Asset Management Inc. Effective August 1, 2004, the advisory fee, which is calculated daily and payable monthly, will be reduced from 0.75% of the Portfolio’s average daily net assets to a fee calculated in accordance with the following breakpoint schedule:

Portfolio’s Fee Rate Average Daily Net Assets	Advisory Fee Rate

First $5 billion	0.60%
Next $2.5 billion	0.575%
Next $2.5 billion	0.55%
Over $10 billion	0.50%

The terms of the amended Advisory Agreement are the same in all other material respects as those of the current Advisory Agreement.

FD03015

GREENWICH STREET SERIES FUND

on behalf of the

Salomon Brothers International Equity Fund

SUPPLEMENT DATED JULY 23, 2004

TO THE PROSPECTUS, AS AMENDED, DATED APRIL 30, 2004

AND TO THE STATEMENT OF ADDITIONAL INFORMATION, AS AMENDED,

DATED APRIL 30, 2004

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus and the Statement of Additional Information:

The Board of Trustees of the Greenwich Street Series Fund (the “Trust”) has approved amendments to the Administration Agreement between the Trust, on behalf of Salomon Brothers Variable International Equity Fund (the “Portfolio”), a series of the Trust, and Smith Barney Fund Management LLC. Effective August 1, 2004, the Portfolio will no longer pay an administration fee.

The terms of the amended Administration Agreement are the same in all other material respects as those of the current Administration Agreement.

FD03017

GREENWICH STREET SERIES FUND

on behalf of the

Salomon Brothers Variable Growth & Income Fund

SUPPLEMENT DATED JULY 23, 2004 TO THE PROSPECTUS, AS AMENDED, DATED APRIL 30, 2004 AND TO THE STATEMENT OF ADDITIONAL INFORMATION, AS AMENDED, DATED APRIL 30, 2004

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus and the Statement of Additional Information:

The Board of Trustees of the Greenwich Street Series Fund (the “Trust”) has approved amendments to the Advisory and Administration Agreements between the Trust, on behalf of Salomon Brothers Variable Growth & Income Fund (the “Portfolio”), a series of the Trust, and Salomon Brothers Asset Management Inc and Smith Barney Fund Management LLC, respectively. Effective August 1, 2004, the advisory fee and administration fee, each of which is calculated daily and payable monthly, will be reduced from 0.45% and 0.20%, respectively, of the Portfolio’s average daily net assets to a fee calculated in accordance with the following breakpoint schedule:

Portfolio’s Fee Rate Average Daily Net Assets	Advisory Fee Rate	Administration Fee Rate	Total

First $1 billion	0.45%	0.20%	0.65%
Next $1 billion	0.425%	0.175%	0.60%
Next $1 billion	0.40%	0.15%	0.55%
Next $1 billion	0.375%	0.125%	0.50%
Over $4 billion	0.35%	0.10%	0.45%

The terms of the amended Advisory and Administration Agreements are the same in all other material respects as those of the current Advisory and Administration Agreements.

FD03016

GREENWICH STREET SERIES FUND

on behalf of the

Fundamental Value Portfolio

SUPPLEMENT DATED JULY 23, 2004 TO THE PROSPECTUS, AS AMENDED, DATED APRIL 30, 2004 AND TO THE STATEMENT OF ADDITIONAL INFORMATION, AS AMENDED, DATED APRIL 30, 2004

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus and the Statement of Additional Information:

The Board of Trustees of the Greenwich Street Series Fund (the “Trust”) has approved amendments to the Advisory and Administration Agreements between the Trust, on behalf of Fundamental Value Portfolio (the “Portfolio”), a series of the Trust, and Smith Barney Fund Management LLC. Effective August 1, 2004, the advisory fee and administration fee, each of which is calculated daily and payable monthly, will be reduced from 0.55% and 0.20%, respectively, of the Portfolio’s average daily net assets to a fee calculated in accordance with the following breakpoint schedule:

Portfolio’s Fee Rate Average Daily Net Assets	Advisory Fee Rate	Administration Fee Rate	Total

Up to $1.5 billion	0.55%	0.20%	0.75%
Next $0.5 billion	0.50%	0.20%	0.70%
Next $0.5 billion	0.49%	0.16%	0.65%
Next $1 billion	0.46%	0.14%	0.60%
Over $3.5 billion	0.38%	0.12%	0.50%

The terms of the amended Advisory and Administration Agreements are the same in all other material respects as those of the current Advisory and Administration Agreements.

FD03018

GREENWICH STREET SERIES FUND

on behalf of the

Appreciation Portfolio

SUPPLEMENT DATED JULY 23, 2004 TO THE PROSPECTUS, AS AMENDED, DATED APRIL 30, 2004 AND TO THE STATEMENT OF ADDITIONAL INFORMATION, AS AMENDED, DATED APRIL 30, 2004

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus and the Statement of Additional Information:

The Board of Trustees of the Greenwich Street Series Fund (the “Trust”) has approved amendments to the Advisory and Administration Agreements between the Trust, on behalf of Appreciation Portfolio (the “Portfolio”), a series of the Trust, and Smith Barney Fund Management LLC. Effective August 1, 2004, the advisory fee and administration fee, each of which is calculated daily and payable monthly, will be reduced from 0.55% and 0.20%, respectively, of the Portfolio’s average daily net assets to a fee calculated in accordance with the following breakpoint schedule:

Portfolio’s Fee Rate Average Daily Net Assets	Advisory Fee Rate	Administration Fee Rate	Total

Up to $250 million	0.55%	0.20%	0.75%
Next $250 million	0.513%	0.187%	0.70%
Next $500 million	0.476%	0.174%	0.65%
Next $1 billion	0.439%	0.161%	0.60%
Next $1 billion	0.402%	0.148%	0.55%
Over $3 billion	0.365%	0.135%	0.50%

The terms of the amended Advisory and Administration Agreements are the same in all other material respects as those of the current Advisory and Administration Agreements.

FD03014